ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                  A & C Shares

     Supplement dated June 27, 2008 to the Prospectus dated October 1, 2007.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JUNE 27, 2008, THE TRUST IS CLARIFYING ITS INVESTMENT POLICY FOR THE MONEY MARKET FUND. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER "Principal Investment Strategies" ON PAGE 4 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                   MM-AC-SP-0608

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                    I Shares

     Supplement dated June 27, 2008 to the Prospectus dated October 1, 2007.

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE JUNE 27, 2008, THE TRUST IS CLARIFYING ITS INVESTMENT POLICY FOR THE MONEY MARKET FUND. AS A RESULT OF THIS CHANGE, THE SECOND PARAGRAPH UNDER "Principal Investment Strategies" ON PAGE 4 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE











                                                                    MM-I-SP-0608

                                 ALLEGIANT FUNDS

    Supplement dated June 27, 2008 to the Statement of Additional Information
                             dated October 1, 2007.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

EFFECTIVE MAY 13, 2008, JOHN KERNAN WAS NAMED TREASURER OF THE TRUST AND PATRICK GLAZAR WAS NAMED ASSISTANT TREASURER OF THE TRUST.

EFFECTIVE JUNE 27, 2008, THE TRUST IS CLARIFYING ITS INVESTMENT POLICY FOR THE GOVERNMENT MONEY MARKET, MONEY MARKET AND TREASURY MONEY MARKET FUNDS. AS A RESULT OF THIS CHANGE, THE FIRST PARAGRAPH UNDER "Ratings Criteria" ON PAGE 14 OF THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

With the exception of the Government Money Market, Money Market and Treasury Money Market Funds, investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), Fitch (AAA, AA, A and BBB) or, with respect to the Allegiant Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value and Multi-Factor Small Cap Growth Funds, DBRS (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser (or Sub-Advisers) to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or DBRS) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

THE PARAGRAPH UNDER "Eligible Securities" ON PAGE 16 OF THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

The Money Market Funds may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in the rating categories described below for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. The Government Money Market, Money Market and Treasury Money Market Funds may purchase securities that are rated in the highest rating category for short term debt securities. The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may purchase securities that are rated in one of the two highest rating categories for short term debt securities. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.

THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "Money Market Instruments" ON PAGE 33 OF THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund, with the exception of the Government Money Market, Money Market and Treasury Money Market Funds, may invest in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser (or Sub-Adviser) to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The Government Money Market, Money Market and Treasury Money Market Funds' investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-1" by S&P, "Prime-1" by Moody's, "F1" by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE






                                                                  ALLSAI-SP-0608